Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, Which Represents Trademarks (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended
	Nov. 30, 2012	Feb. 29, 2012 Trademarks
Indefinite-lived Intangible Assets [Line Items]
Ibero trademarks impairment charge	$ 20 [1]	$ 20

[1]	At February 29, 2012, we also performed an interim impairment test of Ibero's trademarks, which resulted in a $20 million impairment charge, based on the reduction of revenues primarily as a result of slower than anticipated Ibero capacity growth and a lower estimated royalty rate, which are all considered level 3 inputs. At November 30, 2012, Ibero's remaining trademark carrying values are not significant.